First Trust Flexible Municipal High Income ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	99 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Long Bond (22+) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.40%	0.52%	1.86%
MFLX Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.66%	1.85%	2.85%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	0.99%	1.83%
First Trust Flexible Municipal High Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.65%	1.06%	1.73%
Performance Inception Date		Sep. 27, 2016
First Trust Flexible Municipal High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.65%	1.06%	1.72%
First Trust Flexible Municipal High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.34%	1.67%	2.14%

[1]	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.